Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS
Summary of Indirect Guarantees
				Debtor			Outstanding balance as of
Type	Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2018	12-31-2017
Secured	Bonds Serie B (1)	October 2028	Bondholders of Enel Américas' Bonds	Enel Américas S.A.	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.) (1)	Codebtor	USD	22,798	31,294
Aval	Credit Opening Agreement	September 2019	Bilbao Viscaya Argentina Bank, Chile	Enel Green Power Chile Limitada	Subsidiary	Codebtor	USD	100,000
Aval	Credit Opening Agreement	December 2020	Bilbao Viscaya Argentina Bank, Chile	Enel Green Power Chile Limitada	Subsidiary	Codebtor	USD	150,000
Aval	Credit Opening Agreement	December 2021	Bilbao Viscaya Argentina Bank, Chile	Empresa Electrica Panguipulli S.A	Subsidiary	Codebtor	USD	150,000
(1)

As a result of the Enersis’ Spin-Off and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless that the payment obligation remains in Enel Américas S.A.